Document and Entity Information	12 Months Ended
Jan. 23, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	GE INVESTMENTS FUNDS INC
Central Index Key	0000746687
Amendment Flag	false
Document Creation Date	Dec. 28, 2012
Document Effective Date	Jan. 23, 2013
Prospectus Date	Jan. 23, 2013